Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares Class A	Ordinary shares Class C	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income	Non- controlling Interest	Total
Balance at Dec. 31, 2021	$ 115	$ 13	$ 514,115	$ 556	$ (495,240)	$ 1,637	$ 70	$ 21,266
Balance (in Shares) at Dec. 31, 2021	41,973,276	4,708,415
Share-based compensation			1,083					1,083
Issuance of ordinary shares for restricted stock award	$ 16		(16)
Issuance of ordinary shares for restricted stock award (in Shares)	5,445,833
Foreign currency translation adjustment					1,298	(1,637)		(339)
Disposal of subsidiaries				(556)	556		(17)	(17)
Capital injection from minority shareholders							182	182
Net Income (loss)					(14,073)		(235)	(14,308)
Balance at Dec. 31, 2022	$ 131	$ 13	515,182		(507,459)			7,867
Balance (in Shares) at Dec. 31, 2022	47,419,109	4,708,415
Issuance of ordinary shares in a registered direct offering	$ 15		1,849					1,864
Issuance of ordinary shares in a registered direct offering (in Shares)	5,000,000
Impact on changing the reporting currency						(128)		(128)
Net Income (loss)					(3,175)			(3,175)
Balance at Dec. 31, 2023	$ 146	$ 13	517,031		(510,634)	(128)		6,428
Balance (in Shares) at Dec. 31, 2023	52,419,109	4,708,415
Net Income (loss)					309			309
Balance at Dec. 31, 2024	$ 146	$ 13	$ 517,031		$ (510,325)	$ (128)		$ 6,737
Balance (in Shares) at Dec. 31, 2024	52,419,109	4,708,415